Investments - Short-term Investments - Additional information (Detail) ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)
Schedule of Investments [Line Items]
Investment interest income	¥ 2,753	$ 390	¥ 2,277
Short-term Investments
Schedule of Investments [Line Items]
Investment interest income	¥ 2,500	$ 351	¥ 1,800